QUARTERLY FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
QUARTERLY FINANCIAL INFORMATION
Revenues	$ 248,886	$ 338,613	$ 739,827	$ 1,255,795	$ 1,255,654	$ 1,210,645	$ 1,260,312	$ 1,013,972	$ 2,583,121	$ 4,740,583	$ 1,838,066
Gross profit	38,365	35,811	54,574	91,047	73,961	77,160	81,547	68,582	219,797	301,250	133,428
Net loss	$ (87,792)	$ (80,853)	$ (55,919)	$ (62,196)	$ (91,722)	$ (89,736)	$ (75,139)	$ (82,573)	$ (286,760)	$ (339,170)	$ (239,929)
Net loss per share
Basic	$ (0.49)	$ (0.91)	$ (0.66)	$ (0.74)	$ (1.1)	$ (1.12)	$ (0.96)	$ (1.07)	$ (2.62)	$ (4.26)	$ (3.16)
Diluted	$ (0.49)	$ (0.91)	$ (0.66)	$ (0.74)	$ (1.11)	$ (1.15)	$ (1.03)	$ (1.08)	$ (2.62)	$ (4.37)	$ (3.16)